SHARE-BASED AWARDS PLAN (Tables)	12 Months Ended
Dec. 31, 2011
Total Share-Based Compensation Cost Recognized

The following table summarizes total compensation cost recognized:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

Cost of revenues	6,374	6,302	7,527	1,196
Selling, general and administrative	38,681	36,811	50,012	7,946
Research and development	41,263	50,623	94,489	15,013
Recognized as part of internal-used software	1,217	226	1,700	270

	87,535	93,962	153,728	24,425

Baidu, Inc.
Option Activity

The following table summarizes the option activity for the year ended December 31, 2011:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$) (In thousands)
Share options
Outstanding, December 31, 2010	99,175	237.99	2.57	72,164
Granted	12,748	1,218.68
Exercised	(37,330)	105.57
Forfeited/Cancelled	(2,594)	511.19
Expired	—	—

Outstanding, December 31, 2011	71,999	470.45	2.62	51,539

Vested and expected to vest at December 31, 2011	67,258	460.47	2.59	48,782

Exercisable at December 31, 2011	37,991	254.67	2.06	34,573

Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	2009	2010	2011

Risk-free interest rate	1.18%	0.61%~1.13%	0.31%~1.03%
Dividend yield	—	—	—
Expected volatility range	85.43%	64.76%~69.70%	48.20%~61.58%
Weighted average expected volatility	85.43%	68.12%	58.27%
Expected life (in years)	2.65	2.65~2.66	2.66~3.00

Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2011 was as follows:

	Number of shares	Weighted average grant date fair value(US$)
Restricted shares
Unvested, December 31, 2010	49,617	643.22
Granted	40,558	1,372.90
Vested	(27,115)	535.64
Forfeited	(6,838)	972.08
Unvested, December 31, 2011	56,222	1,181.49